Deferred Revenues	12 Months Ended
Dec. 31, 2024
Deferred Revenues [Abstract]
DEFERRED REVENUES

NOTE 10:- DEFERRED REVENUES:

	December 31,
	2024	2023

Advanced payments from customers	1,529	211
Service contracts	617	629
Other	150	99
Total	2,296	939
Less- long term deferred revenue related to service contract	(293)	(339)
	$2,003	$600